Provisions (Tables)	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Components of and Changes in Provisions
The components of and changes in provisions for the nine months ended December 31, 2021 are as follows:

	Yen (millions)
	Product warranties*	Other	Total
Balance as of April 1, 2021	¥481,023	¥160,018	¥641,041

Provision	¥85,742	¥4,947	¥90,689
Write-offs	(135,208)	(77,107)	(212,315)
Reversal	(14,406)	(1,600)	(16,006)
Exchange differences on translating foreign operations	8,786	3,054	11,840

Balance as of December 31, 2021	¥425,937	¥89,312	¥515,249

Current Liabilities and Non-current Liabilities of Provisions
Current liabilities and
non-current
liabilities of provisions as of March 31, 2021 and December 31, 2021 are as follows:

	Yen (millions)
	As of March 31, 2021	As of December 31, 2021
Current liabilities	¥362,151	¥262,373
Non-current liabilities	278,890	252,876

Total	¥641,041	¥515,249